Short Term Debt (Short-term debt and the related weighted-average interest rates) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 1,537	$ 1,186
Weighted average interest rate	2.54%	3.34%